Plan Interest In Master Trust - Summary of Net Assets of Master Trust and Plan's Interest in Master Trust (Parenthetical) (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Short-term investment fund	$ 612,747	$ 462,656
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Short-term investment fund	$ 55,392	$ 41,281